RESTRICTED SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Stock Units [Abstract]
Summary of Movement in Number of RSU Outstanding
The movement in the number of RSUs outstanding for the year ended December 31, 2023, 2022 and 2021 was as follows:

	2023		2022		2021
	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU
	US$ per unit	’000	US$ per unit	’000	US$ per unit	’000
Outstanding at January 1	18.3704	3,386	15.1808	2,601	15.3409	1,113
Granted during the year	29.6040	3,429	20.5695	2,200	15.0120	2,133
Vested during the year	17.7836	(1,455)	15.1354	(915)	15.2420	(349)
Forfeited during the year	21.5612	(411)	17.3746	(500)	14.4913	(296)
Outstanding at December 31	26.0613	4,949	18.3704	3,386	15.1808	2,601